Related Parties - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	$ 960,156	$ 1,217,052	$ 2,045,422
Associate – Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue	352	558	509
Purchases	0	0	0
Accounts receivable	128	1	4
Accounts Payable	0	56	0
Joint Operation – Geogas [member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	62
Purchases	0	0	74
Accounts receivable	0	0	19
Accounts Payable	$ 0	$ 0	$ 0